Benefit Plans - Summary of Changes In Defined Benefit Plan Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Beginning fair value of plan assets			$ 4,756	$ 4,089	$ 4,089
Employer contributions	$ 300	$ 294	417	477
Ending fair value of plan assets					4,756	$ 4,089
Amounts Recorded in Accumulated Other Comprehensive Loss
Net actuarial loss					16
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning fair value of plan assets			$ 4,756	$ 4,089	4,089	3,740
Actual return on plan assets					559	568
Employer contributions					589	285	$ 0
Benefits paid from plan assets					(339)	(346)
Expenses paid					(142)	(158)
Ending fair value of plan assets					4,756	4,089	$ 3,740
Ending funded status					(1,795)	(1,904)
Amounts Recorded in the Consolidated Balance Sheets
Current liabilities					0	0
Non-current liabilities					(1,795)	(1,904)
Net amount recorded					(1,795)	(1,904)
Amounts Recorded in Accumulated Other Comprehensive Loss
Net actuarial loss					$ (293)	$ (123)